Reconciliation Between Net Income Loss Per Share Basic And Diluted (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Dec. 31, 2011	Jan. 01, 2011	Mar. 31, 2012	Apr. 02, 2011	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Earnings Per Share [Line Items]
Income (loss) from continuing operations attributable to Hillshire Brands													$ (22)	$ 56	$ 127
Net income from discontinued operations attributable to Hillshire Brands													867	1,207	391
Net income attributable to Hillshire Brands		$ (3)	$ 469	$ (220)		$ 147	$ 836	$ 195	$ 249	$ 1,031	$ 246	$ 1,178	$ 845	$ 1,263	$ 518
Average shares outstanding - basic													119	124	138
Dilutive effect of stock compensation														1
Diluted shares outstanding													119	125	138
Income (loss) from continuing operations	$ (0.58)	$ 0.75	$ (0.44)	$ 0.10	$ (0.09)	$ 0.28	$ 0.24	$ 0.01	$ (0.35)	$ 0.25	$ 0.41	$ 0.53	$ (0.18)	$ 0.45	$ 0.92
Income from discontinued operations, per common share - Basic													$ 7.31	$ 9.71	$ 2.85
Net income, per common share - Basic		$ (0.02)	$ 3.96	$ (1.86)		$ 1.22	$ 6.54	$ 1.49	$ 2.11	$ 7.97	$ 2.08	$ 9.31	$ 7.13	$ 10.16	$ 3.77
Income (loss) from continuing operations	$ (0.58)	$ 0.74	$ (0.44)	$ 0.10	$ (0.09)	$ 0.28	$ 0.24	$ 0.01	$ (0.35)	$ 0.25	$ 0.40	$ 0.52	$ (0.18)	$ 0.45	$ 0.92
Income from discontinued operations, per common share - Diluted													$ 7.31	$ 9.66	$ 2.83
Net income, per common share - Diluted		$ (0.02)	$ 3.96	$ (1.85)		$ 1.21	$ 6.51	$ 1.48	$ 2.11	$ 7.94	$ 2.07	$ 9.27	$ 7.13	$ 10.11	$ 3.75